RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
Schedule of Reconciliation of liabilities arising from financial activities

							Change
					Foreign	Other	in	Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	fair	retained	Other	December 31,
	2019	cash flows	cash flows	Disposals	movement	income	value	earnings	changes[1]	2020

Notes (Note 25)	183,935	18,590	—	—	7,674	—	—	—	(2,044)	208,155
Bank and other loans (Note 25)	159,384	60,055	—	26	—	—	—	—	1,648	221,113
Lease obligation (Note 26)	155,308	(15,054)	(12,173)	(145)	1,405	150	—	—	21,323	150,814
Payables related to repurchase of common stock (Note 33)	—	(16,028)	—	—	—	—	—	—	16,028	—
Dividends payable (Note 33)	23,080	(74,923)	—	—	—	—	—	52,012	(60)	109
Payables related to transactions under common control	22	—	—	—	—	—	—	—	(22)	—
Liability under put option agreement	73	—	—	—	—	—	(53)	—	42	62
Неdge asset (net)	955	—	(449)	—	(3,582)	—	—	—	(515)	(3,591)
Total liabilities arising from financial activities	522,757	(27,360)	(12,622)	(119)	5,497	150	(53)	52,012	36,400	576,662
(1)

Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain and other changes.

					Foreign	Other		Change in
	January 1,	Financing	Operating	Acquisitions/	exchange	comprehensive	Change	retained	Other	December 31,
	2019	cash flows	cash flows	Disposals	movement	income	in fair value	earnings	changes[1]	2019
Notes (Note 25)	117,355	72,200	—	—	(5,668)	—	—	—	48	183,935
Bank and other loans (Note 25)	250,780	(93,640)	—	18	(1,057)	—	—	—	3,283	159,384
Lease obligation (Note 26)	160,552	(15,154)	(14,666)	(8,895)	(1,150)	493	—	—	34,128	155,308
Payables related to repurchase of common stock (Note 33)	—	(15,922)	—	—	—	—	—	—	15,922	—
Dividends payable (Note 33)	146	(52,505)	—	—	—	—	—	74,302	1,137	23,080
Payable related to purchase of noncontrolling interests	—	—	—	—	—	—	—	—	—	—
Payables related to transactions under common control	120	(15,312)	—	—	—	—	—	—	15,214	22
Liability under put option agreement (Note 34)	3,735	—	—	—	—	—	1,805	—	(5,467)	73
Receivables related to sale of own shares	—	—	—	—	—	—	—	—	—	—
Hedge asset (net)	(2,796)	(115)	(726)	—	3,299	296	—	—	997	955

Total liabilities arising from financial activities	529,892	(120,448)	(15,392)	(8,877)	(4,576)	789	1,805	74,302	65,262	522,757

(1)Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain, offsetting the liability under put option with the loan issued to the minority shareholders of MTS Armenia and other changes.